LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund
LKCM Fixed Income Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Fixed Income Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Fixed Income Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.72%
Fee Cap and/or Expense Reimbursement	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	0.65%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.65%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Fixed Income Fund	66	223	394	888

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 24%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund typically invests in bonds with short- to intermediate
-term maturities (those with maturities from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S.
Government and cash equivalent securities. Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions. The expected maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer's financial position. The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. The Fund generally intends to purchase securities that are rated investment grade at the time of its purchase. If an issue of securities is downgraded, the Adviser will consider whether to continue to hold the obligation.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Interest Rate Risk - Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund's fixed income securities holdings and net asset value may decline if interest rates rise.

o  Credit Risk - If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

o  Bond Market Risk - A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield. A bond's value may also be affected by changes in its credit quality rating or the issuer's financial condition.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with an index that tracks the performance of fixed-income debt securities and an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 4.03% 3rd quarter, 2009 -2.18% 2nd quarter, 2004
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LKCM Fixed Income Fund	Return Before Taxes	4.22%	5.92%	4.76%
LKCM Fixed Income Fund After Taxes on Distributions	Return After Taxes on Distributions	2.92%	4.44%	3.27%
LKCM Fixed Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.89%	4.22%	3.19%
LKCM Fixed Income Fund Barclays Capital U.S. Intermediate Government/Credit Bond Index	Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
LKCM Fixed Income Fund Lipper Short Intermediate Investment-Grade Debt Funds Index	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	3.99%	4.80%	4.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.